SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Company's financing activities are incurred in U.S. dollars. A portion of the Company's costs is incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less from time of deposit.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short-term deposits are presented at their cost.

f.	Marketable securities:

The Company accounts for investments in debt securities and trust fund in accordance with ASC 320, "Investments-Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities and trust fund at the time of purchase and reevaluates such determination at each balance sheet date.

Investments in marketable securities are accounted for at fair value, based on quoted market prices, and classified as either trading securities or available-for-sale securities. For investments classified as trading securities, unrealized and realized gains and losses related to the investment and are recorded in earnings. For investments classified as available-for-sale securities, unrealized gains and losses are recorded in accumulated other comprehensive income, a separate component of shareholders' equity, realized gains and losses on sales of available-for-sale securities, as determined on a specific identification basis, are included in the consolidated statement of operations.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

%

Computer equipment	33
Office furniture and laboratory equipment	7 - 15 (mainly 15)
Leasehold improvement	Over the shorter of the lease term or useful economic life

h.	Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiary and all identifiable intangible assets that are subject to amortization are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement"/ ASC 250, "Presentation of Financial Statements", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2011 and 2010, no impairment losses have been identified.

i.	Discontinued operation:

According to ASC 360, "Property, Plant, and Equipment" and ASC 205, "Presentation of Financial Statements" when a component of an entity, as defined in ASC 360, has been disposed of, the results of its operations, including the gain or loss on its disposal should be classified as discontinued operations when the operations and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

j.	Revenue recognition:

The Company generates revenues from sells diagnostic kits to its private patient or third-party distributor. The Company provides laboratory services of testing the results in its lab in the U.S.

Revenues from sales of the Company's products are recognized in accordance with "Revenue Recognition in Financial Statements" ("ASC 605") when delivery of tests result has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable and no further obligation exists and collectability is probable. In arrangements, primarily with private patients, in which prior to delivery the patient's third-party insurance provider has not contractually set the sale prices, the Company does not recognize revenue until the fees are fixed and determinable and collectability assured.

In addition, in prior years, the Company generated revenues from collaboration research agreements under which the Company delivers novel product candidates and professional services and may receive future milestones and royalties on successful products.

Revenues from collaborative agreements consist primarily of royalty payments, payments for research and developmental services, up-front fees and milestone payments. If an arrangement requires the delivery or performance of multiple deliverables or service elements, the Company determines whether the individual elements represent "separate units of accounting" under the requirements of ASC 605-25 "Multiple-Element Arrangements".

If the separate elements meet the requirements of ASC 605-25, the Company recognizes the revenue associated with each element separately and revenue is allocated among elements based on relative fair value. If the elements within a multiple deliverable arrangement are not considered separate units of accounting, the delivery of an individual element is considered not to have occurred if there are undelivered elements that are considered essential to the arrangement. Revenue resulting from the achievement of contingent milestone events stipulated in the agreements is recognized when the milestone is achieved. Milestones are based upon the occurrence of a substantive element specified in the contract.

Royalties from licensing the right to use the Company's products are recognized when earned and when written sales confirmation from the licensee is received and no future obligation exists. Non-refundable, up front advancements of royalties from licensing the right to use the Company's products which are fully chargeable against royalties, are recorded as deferred revenue until the above mentioned criteria for recognizing revenue are met.

Deferred revenues represent payments received in advance, where revenue recognition criteria were not met. As of December 31, 2011, the Company has deferred revenue in an amount of $228.

k.	Research and development expenses, net:

Research and development expenses include costs of salaries and related expenses, activities related to intellectual property, research materials and supplies and equipment depreciation. All research and development costs are expensed as incurred. The Company has entered into several license agreements for rights to utilize certain technologies. The terms of the licenses may provide for upfront payments, annual maintenance payments and royalties on product sales. Costs to acquire and maintain licensed technology are charged to research and development expense as incurred. During the years ended December 31, 2011, 2010 and 2009, the Company charged to research and development expense $344, $123 and $135 of costs associated with license fees, respectively. (See also Note 9f-9k).

Royalty bearing grants from the Bi-national Industrial Research and Development Foundation ("BIRD") and from the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS") for funding approved research and development projects, are presented as a reduction from the research and development expenses (see also Note 9.l). The Company received grants in an amount of $206, $0 and $297, in the years 2011, 2010 and 2009, respectively.

l.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards and values restricted stock based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

The weighted-average estimated fair value of employee stock options granted during the 12 months ended December 31, 2011, 2010 and 2009 was $7.35 $56.4 and $74.4, respectively per share using the Black-Scholes option pricing model with the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2011	2010	2009

Dividend yield	0%	0%	0%
Expected volatility	88%	61%-67%	61%-75%
Risk-free interest	1.2%	1.8%	2.35%
Expected life	5-6 years	5.5-6.25 years	5-6.25 years

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The dividend yield used for the twelve months ended December 31, 2011 and 2010 was 0%.

The computation of expected volatility is based on realized historical stock price volatility of the Company's stock starting from the IPO date.

The risk-free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life term of the Company's options.

The Company determined the expected life of the options according to the simplified method, average of vesting and the contractual term of the Company's stock options.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

m.	Net loss per share:

Basic earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

Basic and diluted net loss per share is computed using the weighted average number of Ordinary shares outstanding during the period.

For the years ended December 31, 2011, 2010 and 2009, all outstanding options, warrants and Preferred shares, if any, have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

n.	Income taxes:

The Company and its subsidiary account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company and its subsidiary provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company adopted ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

o.	Severance pay:

A majority of the employees are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under Section 14, the company's monthly deposits, at a rate of 8.33% of such employees' monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For those Israeli employees who are not included under Section 14, the liability for severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Israeli subsidiary's liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2011, 2010 and 2009 were $173, $225 and $138, respectively.

The U.S. subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute to the plan. The subsidiary matches the employee contributions to the plan up to a limit of 3% of their eligible compensation. In the years 2011, 2010 and 2009, the subsidiary recorded an expense for matching contributions in the amount of $30, $48 and $22, respectively.

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and other accounts receivable.

Cash and cash equivalents are deposited with major banks in Israel and major banks in the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

q.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, short-term bank deposits, marketable securities, accounts receivable, accounts payable and accrued liabilities, approximate fair value because of their generally short-term maturities.

The Company adopted ASC 820, "Fair Value Measurements and Disclosures". ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable input that reflects quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

r.	Impact of recently issued Accounting Standards:

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. No change has been made in the items to be reported in comprehensive income. ASU 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively. The Company is currently evaluating the effect of ASU 2011-05, but does not expect its adoption will have a material effect on its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12, Comprehensive Income (Topic 220). The amendments in this Update supersede certain pending paragraphs in Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in Update 2011-5 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently evaluating the effect of this update on the consolidated financial statements.